EMPLOYEE BENEFITS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Total amounts expensed in operations and comprehensive income for employee benefit	$ 6,763,231	42,567,100	33,346,393	22,890,106